Prepaid Expenses	12 Months Ended
Dec. 31, 2021
Prepaid Expenses
Prepaid Expenses

Note 22 Prepaid Expenses

	December 31,
	2021	2020
Prepaid insurance premiums	10,813	10,743
Prepaid expenses for research and development	27,888	640
Other prepaid expenses	6,331	6,363
Total	45,032	17,746